Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Assets:
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Liabilities:
Deposits	134,404,652	128,461,527	128,461,527
Others	6,131,739	¥ 6,799,291	6,882,740
Key management personnel of entity or parent [member]
Assets:
Loans and advances			2
Liabilities:
Deposits	1,631		1,612
Others	¥ 94		¥ 94